Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Senior Managers - Shares Delivered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)
Net charge to income	€ 72.0	€ 84.0	€ 88.0
Amount paid for retirement pension benefit	€ 0.0	0.0	€ 260.0
Current senior managers
Remuneration of key personnel
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 69.8	66.5
Net charge to income	€ 6.3	€ 6.4
Executive vice presidents | Deferred conditional variable remuneration plan (2015)
Remuneration of key personnel
Number of shares delivered (in shares)	257,187	261,109
Executive vice presidents | Performance shares plan ILP (2015)
Remuneration of key personnel
Number of shares delivered (in shares)	515,456	0
Executive vice presidents | 2014 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	0	248,963
Executive vice presidents | 2016 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	215,868	258,350
Executive vice presidents | 2017 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	245,575	0
Retired senior managers
Remuneration of key personnel
Amount paid for retirement pension benefit	€ 0.0	€ 0.0
Capital insured by life and accident insurance	€ 134.1	€ 133.3
Maximum | Current senior managers | Deferred conditional variable remuneration plan (2015)
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	391,074	705,075
Maximum | Current senior managers | Performance shares plan ILP (2015)
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	0	515,456
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives (2016)
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	660,205	1,079,654
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives (2017)
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	1,115,570	1,434,047
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives (2018)
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	1,986,754	2,192,901
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives (2019)
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	2,273,859	0
Minimum | Current senior managers
Remuneration of key personnel
Discretionary pension contribution percentage	15.00%